Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0002042022
Registrant Name	WhiteFiber, Inc.
Registration File Number	333-288650
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES